Consolidated Balance Sheet Unaudited - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 45,172	£ 50,494
Financial assets at fair value through profit or loss:
Derivative financial instruments	2,314	1,720
Other financial assets at fair value through profit or loss	561	676
Financial assets at amortised cost:
Loans and advances to customers	221,130	213,525
Loans and advances to banks	953	1,420
Reverse repurchase agreements – non trading	8,793	12,683
Other financial assets at amortised cost	156	506
Financial assets at fair value through other comprehensive income	4,913	5,851
Interests in other entities	234	201
Intangible assets	1,538	1,545
Property, plant and equipment	1,496	1,555
Current tax assets	432	351
Retirement benefit assets	2,012	1,573
Other assets	1,080	1,576
Assets held for sale	49	0
Total assets	290,833	293,676
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	839	1,019
Other financial liabilities at fair value through profit or loss	827	803
Financial liabilities at amortised cost:
Deposits by customers	190,720	192,914
Deposits by banks	35,189	33,862
Repurchase agreements – non trading	6,910	11,718
Debt securities in issue	34,640	31,580
Subordinated liabilities	2,335	2,228
Other liabilities	2,647	2,198
Provisions	363	366
Deferred tax liabilities	385	573
Retirement benefit obligations	29	37
Total liabilities	274,884	277,298
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,191
Retained earnings	7,339	6,754
Other reserves	(646)	138
Total shareholders’ equity	15,949	16,143
Non-controlling interests	0	235
Total equity	15,949	16,378
Total liabilities and equity	£ 290,833	£ 293,676